Summary of Results by Business Segment (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021
Disclosure of operating segments [line items]
Net interest income	$ 6,302	$ 6,030
Non-interest income	4,979	4,782
Total revenue	11,281	10,812
Provision for (recovery of) credit losses	72	313
Insurance claims and related expenses	756	780
Non-interest expenses	5,967	5,784
Income (loss) before income taxes and share of net income from investment in Schwab	4,486	3,935
Provision for (recovery of) income taxes	984	827
Net income (loss)	3,733	3,277
Total assets	1,778,588		$ 1,728,672
Schwab [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab	231	169
Canadian Retail [member]
Disclosure of operating segments [line items]
Net interest income	3,085	2,978
Non-interest income	3,633	3,367
Total revenue	6,718	6,345
Provision for (recovery of) credit losses	33	142
Insurance claims and related expenses	756	780
Non-interest expenses	2,869	2,654
Income (loss) before income taxes and share of net income from investment in Schwab	3,060	2,769
Provision for (recovery of) income taxes	806	732
Net income (loss)	2,254	2,037
Total assets	520,885		509,436
Canadian Retail [member] | Schwab [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab
U.S. Retail [member]
Disclosure of operating segments [line items]
Net interest income	2,115	2,031
Non-interest income	671	653
Total revenue	2,786	2,684
Provision for (recovery of) credit losses	21	135
Insurance claims and related expenses
Non-interest expenses	1,597	1,688
Income (loss) before income taxes and share of net income from investment in Schwab	1,168	861
Provision for (recovery of) income taxes	148	70
Net income (loss)	1,272	1,000
Total assets	580,689		559,503
U.S. Retail [member] | Schwab [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab	252	209
Wholesale Banking [member]
Disclosure of operating segments [line items]
Net interest income	709	661
Non-interest income	637	649
Total revenue	1,346	1,310
Provision for (recovery of) credit losses	(5)	20
Insurance claims and related expenses
Non-interest expenses	764	711
Income (loss) before income taxes and share of net income from investment in Schwab	587	579
Provision for (recovery of) income taxes	153	142
Net income (loss)	434	437
Total assets	522,804		514,681
Wholesale Banking [member] | Schwab [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab
Corporate [member]
Disclosure of operating segments [line items]
Net interest income	393	360
Non-interest income	38	113
Total revenue	431	473
Provision for (recovery of) credit losses	23	16
Insurance claims and related expenses
Non-interest expenses	737	731
Income (loss) before income taxes and share of net income from investment in Schwab	(329)	(274)
Provision for (recovery of) income taxes	(123)	(117)
Net income (loss)	(227)	(197)
Total assets	154,210		$ 145,052
Corporate [member] | Schwab [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab	$ (21)	$ (40)